Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2021
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Financial Assets at Fair Value Through Profit or Loss
30	Financial asset at fair value through profit or loss

	2021	2020
	RMB million	RMB million
Listed equity investment, at fair value:
Shanghai Pudong Development Bank Co., Ltd.	84	95

The above equity investment was classified as a financial asset at fair value through profit or loss as it was held for trading.

	2021	2020
	RMB million	RMB million
Fair value losses on equity investments at FVPL recognised in other losses	(11)	(26)